SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARY	6 Months Ended
Jun. 30, 2020
Disclosure of subsidiaries [abstract]
SUBSIDIARIES
SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARY
Brookfield Finance Inc. (“BFI”) is an indirect 100% owned subsidiary of the Corporation that may offer and sell debt securities. Any debt securities issued by BFI are fully and unconditionally guaranteed by the Corporation. BFI issued:

•	$500 million of 4.25% notes due in 2026 on June 2, 2016;

•	$550 million of 4.70% notes due in 2047 on September 14, 2017;

•	$350 million of 4.70% notes due in 2047 on January 17, 2018;

•	$650 million of 3.90% notes due in 2028 on January 17, 2018;

•	$1.0 billion of 4.85% notes due in 2029 on January 29, 2019;

•	$600 million of 4.35% notes due in 2030 on April 9, 2020; and

•	$150 million of 4.35% notes due in 2030 on April 14, 2020.
Brookfield Finance LLC (“BFL”) is a Delaware limited liability company formed on February 6, 2017 and an indirect 100% owned subsidiary of the Corporation. BFL is a “finance subsidiary,” as defined in Rule 3-10 of Regulation S-X. Any debt securities issued by BFL are fully and unconditionally guaranteed by the Corporation. On March 10, 2017, BFL issued $750 million of 4.00% notes due in 2024. On December 31, 2018, as part of an internal reorganization, the 2024 notes were transferred to BFI. On February 21, 2020, BFL issued $600 million of 3.45% notes due in 2050. BFL has no independent activities, assets or operations other than in connection with any debt securities it may issue.
Brookfield Investments Corporation (“BIC”) is an investment company that holds investments in the real estate and forest products sectors, as well as a portfolio of preferred shares issued by the Corporation’s subsidiaries. The Corporation provided a full and unconditional guarantee of the Class 1 Senior Preferred Shares, Series A issued by BIC. As at June 30, 2020, C$37 million of these senior preferred shares were held by third-party shareholders and are retractable at the option of the holder.
The following tables contain summarized financial information of the Corporation, BFI, BFL, BIC and non-guarantor subsidiaries:

AS AT AND FOR THE THREE MONTHS ENDED JUN. 30, 2020 (MILLIONS)	The Corporation[1]	BFI	BFL	BIC	Subsidiaries of the Corporation Other than BFI, BFL and BIC[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$(8)	$138	$8	$27	$13,916	$(1,252)	$12,829
Net (loss) income attributable to shareholders	(656)	87	—	(13)	680	(754)	(656)
Total assets	68,118	6,109	600	3,340	327,434	(89,166)	316,435
Total liabilities	36,048	4,611	596	2,599	194,297	(32,782)	205,369

AS AT DEC. 31, 2019 AND FOR THE THREE MONTHS ENDED JUN. 30, 2019	The Corporation[1]	BFI	BFL	BIC	Subsidiaries of the Corporation Other than BFI, BFL and BIC[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$—	$38	$—	$27	$18,152	$(1,293)	$16,924
Net income attributable to shareholders	399	30	—	8	633	(671)	399
Total assets	70,976	5,389	—	3,520	331,698	(87,614)	323,969
Total liabilities	35,963	3,994	—	2,239	195,586	(30,659)	207,123

FOR THE SIX MONTHS ENDED JUN. 30, 2020 (MILLIONS)	The Corporation[1]	BFI	BFL	BIC	Subsidiaries of the Corporation Other than BFI, BFL and BIC[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$430	$176	$12	$52	$31,963	$(3,218)	$29,415
Net (loss) income attributable to shareholders	(949)	82	—	11	2,079	(2,172)	(949)

FOR THE SIX MONTHS ENDED JUN. 30, 2019 (MILLIONS)	The Corporation[1]	BFI	BFL	BIC	Subsidiaries of the Corporation Other than BFI, BFL and BIC[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$(21)	$72	$—	$54	$35,304	$(3,277)	$32,132
Net income attributable to shareholders	1,014	34	—	16	1,969	(2,019)	1,014

1.	This column accounts for investments in all subsidiaries of the Corporation under the equity method.

2.	This column accounts for investments in all subsidiaries of the Corporation other than BFI, BFL and BIC on a combined basis.

3.	This column includes the necessary amounts to present the company on a consolidated basis.